Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 131	$ 877
Accounts receivable	4,126	3,189
Inventory	2,793	2,034
Prepaids and other	279	471
Investments	0	525
Current portion of other long-term assets	76	71
Current assets	7,405	7,167
Non-current assets
Exploration and evaluation assets	2,526	2,208
Property, plant and equipment	73,414	64,581
Lease assets	1,394	1,458
Other long-term assets	620	541
Assets	85,359	75,955
Current liabilities
Accounts payable	1,079	1,418
Accrued liabilities	4,525	3,534
Current income taxes payable	92	0
Current portion of long-term debt	2,400	980
Current portion of other long-term liabilities	1,535	1,503
Current liabilities	9,631	7,435
Long-term debt	16,419	9,819
Other long-term liabilities	9,302	8,686
Deferred income taxes	10,539	10,183
Liabilities	45,891	36,123
SHAREHOLDERS’ EQUITY
Share capital	11,064	10,712
Retained earnings	28,103	28,948
Accumulated other comprehensive income	301	172
Shareholders' equity	39,468	39,832
Liabilities and shareholders' equity	$ 85,359	$ 75,955